Cash and cash equivalents (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash and cash equivalents [abstract]
Cash and cash equivalents	$ 631,542	$ 669,387	$ 594,811	$ 514,712
Cash held to satisfy the requirements of non-recourse debt agreements	296,000
U.S. Dollar [Member]
Cash and cash equivalents [abstract]
Cash and cash equivalents	328,716	319,400
Euro [Member]
Cash and cash equivalents [abstract]
Cash and cash equivalents	228,036	288,625
Algerian Dinar [Member]
Cash and cash equivalents [abstract]
Cash and cash equivalents	11,602	13,628
South African Rand [Member]
Cash and cash equivalents [abstract]
Cash and cash equivalents	55,257	40,999
Others [Member]
Cash and cash equivalents [abstract]
Cash and cash equivalents	$ 7,931	$ 6,735